Employee Benefit Plans - Additional Information (Details 2) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 02, 2018	Jan. 05, 2018	Jul. 02, 2018	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Grants			20,000	0
Compensation expense				$ 304,000	$ 310,000
Expected compensation expense in 2020 and 2021				304,000
Expected compensation expense in 2022				238,000
Expected compensation expense in 2023				5,000
Aggregate intrinsic value of options exercisable				$ 40,000	9,000
Expected to be recognized over weighted average period				2 years 9 months 18 days
Grant date fair value of all options granted					$ 55,000
Stock - based compensation plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of shares authorized for options				194,168
Stock options exercise price	$ 17.75	$ 17.52
Term of option				10 years
Share based payment award, vesting period				5 years